SCHEDULE OF STOCK OPTION ACTIVITY (Details) (Parenthetical) $ / shares in Units, $ in Thousands						3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 10, 2021 USD ($) shares	Jul. 29, 2020 USD ($) $ / shares shares	Jul. 29, 2020 $ / shares shares	Mar. 25, 2020 USD ($) shares	Apr. 14, 2019 shares	Sep. 30, 2021 $ / shares shares	Sep. 30, 2020 $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option description				On March 25, 2019, the Company’s Board of Directors approved the employment agreement (the “Agreement”) with Dr. Herman Weiss, (“Dr. Weiss”) whereby will serve as the Company’s Chief Executive Officer effective retroactive commencing August 1, 2018, in exchange for compensation package that include inter alia stock options to purchase 5% of the Company’s issued and outstanding shares as of March 25, 2019, at an exercise price equal to the fair market value of the Company’s shares on the grant date, in accordance with the vesting schedule under which 25% of the stock options will vest on grant and the remaining 75% of the stock options will vest upon consummation of the Company’s planned public offering (“Performance Milestone”). On April 29, 2019 (the “Commitment Date”), the Company held its Annual General Meeting of Shareholders, at which the Company’s shareholders approved inter alia the aforesaid Agreement.
Fair value of stock options | shares				1,129,836
Expected dividend yield				0.00%
Risk-free interest rate				2.54%
Expected volatility				125.20%
Number of Options, Granted | shares						13,750,000	2,545,083	13,750,000	2,545,083	2,545,083	1,129,836
Exercise price of option | $ / shares						$ 0.095	$ 0.003	$ 0.095	$ 0.003	$ 0.160	$ 0.073
Stock-based compensation expense								$ 633	$ 2,334	$ 2,612	$ 1,254
Measurement Input, Expected Dividend Rate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Measurement input		0	0
Measurement Input, Risk Free Interest Rate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Measurement input		0.25	0.25
Measurement Input Rate Volatility [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Measurement input		131.9	131.9
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense								350		349	$ 100
Two Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		0.00%
Risk-free interest rate		0.25%
Expected volatility		131.90%
Number of Options, Granted | shares		2,545,083
Exercise price of option | $ / shares		$ 0.095	$ 0.095
Option vested period		5 years
Fair value of stock options, value		$ 206
Two Officers [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock options, value		275
Stock-based compensation expense		$ 56						$ 59		$ 331
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted | shares	8,750,000
Stock issued during the period, shares | shares					300,000
Annual salary	$ 400
Granting Percentage	50.00%
Milestone bonus fees description	up to 30% cash bonus based on predefined milestones or milestone bonuses in form of Restricted Stock Units ranging of 250,000 up to 2,000,000 common shares, and cash bonus range of $250 up to $1,500 which are based on cumulative volume of sales range from $25,000 up to $100,000 or milestone bonuses in form of Restricted Stock Units in value of $10,000 up to $50,000 which are based on market cap range of $1,000,000 up to $2,000,000 (“Milestone Bonus Fees”)
Chief Executive Officer [Member] | One Time Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Bonus percentage	1.50%
Chief Executive Officer [Member] | Deferred Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Bonus percentage	50.00%
Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted | shares	5,000,000
Annual salary	$ 250
Granting Percentage	50.00%
Milestone bonus fees description	up to 30% cash bonus predefined milestones or milestone bonuses in form of Restricted Stock Units range of 50,000 up to 200,000 and cash bonus range of $75 up to $300 which are based on cumulative volume of sales range of $25,000 up to $100,000 (“Milestone Bonus Fees”)
Chief Financial Officer [Member] | One Time Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Bonus percentage	0.50%
Chief Financial Officer [Member] | Deferred Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Bonus percentage	50.00%
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual salary	$ 65
Restricted Stock or Unit Expense	150
Cash bonus	71
Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual salary	65
Restricted Stock or Unit Expense	$ 150
Performance Milestone [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options not subject to performance milestone				$ 208
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vested period		3 years
Stock-based compensation expense		$ 900
Restricted Stock [Member] | Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during the period, shares | shares		30,000,000	30,000,000
Restricted Stock [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted | shares	20,000,000
Restricted Stock [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted | shares	10,000,000